SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Segment and geography information -3 (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	¥ 12,785	$ 2,006	¥ 10,196	¥ 11,212
Long-Lived Assets	49,956		48,849
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,231		8,647
Long-Lived Assets	33,143		30,635
GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,263		1,212
Long-Lived Assets	13,884		15,670
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	291		337
Long-Lived Assets	¥ 2,929		¥ 2,544